Other long-term liabilities - Changes in Environmental Remediation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening balance	$ 55,224	$ 69,383
Remediation activities	(5,243)	(9,865)
Accretion	2,167	1,025
Changes in cash flow estimates	1,344	2,265
Revision in assumptions	(11,035)	(7,584)
Closing balance	$ 42,457	$ 55,224